Warrants (Details)	12 Months Ended
Jun. 30, 2025 $ / shares shares
Warrants [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Threshold business days before sending notice of redemption to warrant holders	3 days
Warrant [Member]
Warrants [Line Items]
Warrants outstanding (in Shares) | shares	21,734,165
Share price (in Dollars per share) | $ / shares	$ 11.5
Warrant term	5 years
Exercise price (in Dollars per share) | $ / shares	$ 0.01
Public Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares) | shares	12,934,165
Private Placement Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares) | shares	8,800,000
Class A Ordinary Shares [Member]
Warrants [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 18